LOANS LOANS - Indemnification Asset Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at beginning of year	$ 17,630	$ 22,666	$ 45,091
Net FDIC claims (received) / paid	459	2,423	(6,785)
Amortization	(4,509)	(4,740)	(5,531)
FDIC loss sharing income	(1,563)	(2,487)	365
Offset to accelerated discount	0	(232)	(10,474)
Balance at end of year	$ 12,017	$ 17,630	$ 22,666